Expense Example - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Focused Emerging Markets Fund - Class A
Expense Example:
1 year	$ 689
3 years	931
5 years	1,192
10 years	1,935
Fidelity Advisor Focused Emerging Markets Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,062
Fidelity Advisor Focused Emerging Markets Fund - Class M
Expense Example:
1 year	490
3 years	787
5 years	1,104
10 years	2,003
Fidelity Advisor Focused Emerging Markets Fund - Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002